Derivative Instruments and Hedging Activities (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Derivative	May 01, 2018 USD ($)	Mar. 01, 2017 USD ($) Derivative
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 0	$ 0	$ 0
Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 98,000,000
Derivative, Remaining Maturity	24 years
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 412,000,000
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount			$ 1,450,000,000
Number of Interest Rate Derivatives Held | Derivative			4
Derivative, Swaption Interest Rate			1.87%
Interest Rate Swaps Maturing 2022 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Entered Into | Derivative					2
$1.6 billion notional [Member] | Interest Rate Swaps Maturing 2022 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount					$ 1,600,000,000
Derivative, Swaption Interest Rate					1.98%
$1.6 billion notional [Member] | Interest Rate Swaps Maturing 2023 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount				$ 1,600,000,000
Derivative, Swaption Interest Rate				3.03%
$750 million notional [Member] | Interest Rate Swaps Maturing 2022 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount					$ 750,000,000
Proceeds received for settlement of interest rate swap	$ 18,000,000
Derivative, Swaption Interest Rate					2.02%
Franchise [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion	less than $1 million	less than $1 million